Cover	Aug. 02, 2023	May 09, 2023
Cover [Abstract]
Document Type		8-K
Document Period End Date		Aug. 02, 2023
Entity Registrant Name		SKILLZ INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-39243
Entity Tax Identification Number		84-4478274
Entity Address, Address Line One	6625 Badura Avenue
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89118
City Area Code		415
Local Phone Number		762-0511
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Class A common stock, par value $0.0001 per share
Trading Symbol		SKLZ
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0001801661
Entity Addresses [Line Items]
Entity Address, State or Province	NV
Entity Address, Address Line One	6625 Badura Avenue
Entity Address, City or Town	Las Vegas